Net finance expense/(income)	6 Months Ended
Jun. 30, 2023
Net finance expense/(income)
Net finance expense/(income)

6.     Net finance expense/(income)

	Three months ended June 30,		Six months ended June 30,
	2023	2022	2023	2022
	$'m	$'m	$'m	$'m
Senior Secured Green and Senior Green Notes	33	25	66	48
Net pension interest costs	1	1	2	2
(Gains)/ losses on derivative financial instruments	(1)	—	3	—
Foreign currency translation losses	2	3	4	4
Other net finance expense	14	5	24	8
Net finance expense before exceptional items	49	34	99	62
Exceptional finance income (note 5)	(26)	(74)	(53)	(125)
Net finance expense/(income)	23	(40)	46	(63)